Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Secured	¥ 33,138	¥ 37,713
Unsecured	2,087	4,810
Long-term Debt, Total	35,225	42,523
Less, portion due within one year	(10,687)	(13,456)
Long-term debt (Notes 4 and 10)	¥ 24,538	¥ 29,067
Lower Limit
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Upper Limit
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	11.60%	11.60%